7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

March 4, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C.  20549

RE:	Voya Mutual Funds (formerly, ING Mutual Funds) (the “Registrant”) (File Nos. 33-56094 and 811-7428)

Ladies and Gentlemen:

On behalf of Voya Mutual Funds and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated February 27, 2015, to Voya Multi-Manager International Small Cap Fund’s Prospectus dated February 27, 2015.

The purpose of the filing is to submit the 497(e) filing dated February 27, 2015 in XBRL for the Voya Multi-Manager International Small Cap Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,
/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management – Voya Family of Funds